S000000286 [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NUVEEN MUNICIPAL TRUST/MA
Entity Central Index Key	0001020660
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 31, 2025